Concentrations - Schedule of Accounts Payable (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024		Sep. 30, 2023
Concentration Risk [Line Items]
Accounts payable, amount	$ 743,387		$ 665,192
Accounts payable, percentage	71.00%		74.00%
Supplier A [Member]
Concentration Risk [Line Items]
Accounts payable, amount	$ 621,837			[1]
Accounts payable, percentage	59.00%			[1]
Supplier B [Member]
Concentration Risk [Line Items]
Accounts payable, amount	$ 121,550		$ 273,032
Accounts payable, percentage	12.00%		30.00%
Supplier C [Member]
Concentration Risk [Line Items]
Accounts payable, amount		[1]	$ 178,180
Accounts payable, percentage		[1]	20.00%
Supplier D [Member]
Concentration Risk [Line Items]
Accounts payable, amount		[1]	$ 123,355
Accounts payable, percentage		[1]	14.00%
Supplier E [Member]
Concentration Risk [Line Items]
Accounts payable, amount		[1]	$ 90,625
Accounts payable, percentage		[1]	10.00%

[1]	The percentage is below 10%